9. MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2025
Notes
9. MINERAL PROPERTIES

9.MINERAL PROPERTIES

On June 8, 2020, the Company entered into a binding asset purchase agreement (the “Asset Purchase Agreement”) with Lake Shore Gold Corp. (“Lake Shore”). Pursuant to the terms of the Asset Purchase Agreement, the Company agreed to acquire 6 leases on mining lands, 18 patents on mining lands, 144 cell claims and 3 surface rights only patents located in the Guibord, Munro, Michaud and McCool Townships in northeast Ontario, Canada (the “Fenn-Gib Property” collectively).

As consideration for the acquisition of the Fenn-Gib Property the Company agreed to:

i.Pay Lake Shore a cash payment of US$11,000,000; and

ii.Grant Lake Shore a 1.0% net smelter returns royalty derived from the future production of minerals from the Fenn-Gib     Property.

On December 31, 2020, the transaction closed and $13,997,500 (US$11,000,000) was paid and recorded as mineral properties. The balance of mineral properties as at December 31, 2025 and 2024 was $13,997,500, representing the historical acquisition cost.

A summary of the Company’s exploration and evaluation expenses at the Fenn-Gib Property is as follows:

	2025	2024
	$	$
Camp maintenance, supplies, mobilization, general costs	144,865	432,641
Drilling	1,578,389	2,725,556
Environmental assessment and pre-feasibility studies	3,158,703	1,244,834
Exploration contractors	16,062	442,779
Exploration personnel and program support (Note 13)	1,239,623	1,736,382
Laboratory analysis	138,371	604,552
Other exploration and evaluation	96,931	367,144
Permitting	949,706	862,235
	7,322,650	8,416,123